NATURE OF OPERATIONS (Details)		8 Months Ended
	Aug. 11, 2022 CAD ($) company $ / shares shares	Mar. 31, 2023 CAD ($)	Aug. 10, 2022 $ / shares	Mar. 31, 2022 CAD ($)
NATURE OF OPERATIONS
Number of independent companies | company	2
Stock split ratio	5	5
Deficit | $		$ (91,483,109)		$ (80,442,833)
Field Trip Health and Wellness Ltd
NATURE OF OPERATIONS
Number of shares converted	1
Number of shares issued	0.85983356
Stock split ratio	5
Proceeds from private placement financing | $	$ 20,000,000
Shares subscribed	19,615,000
Share price | $ / shares	$ 0.50		$ 0.50
Ownership interest (as a percent)	21.84%